Borrowings	12 Months Ended
Mar. 31, 2026
Borrowings [Abstract]
BORROWINGS

NOTE 11 – BORROWINGS

Short-term borrowings consisted of the following:

	Maturity	Interest Rate	March 31, 2026	March 31, 2025

Syndicated Loans (1)	March 2027	TIBOR^(3M)+0.70% - TIBOR (1M)+1.20%	$42,318,277	$52,241,749
Resona Bank (2)	March 2027	3.40% - 4.05%	1,120,872	1,331,000
Best Life Technology (3)	August 2026	5.6%	2,749,430	2,750,743
Loans from HSBC (4)	April 2026 - June 2026	HIBOR#+2%	4,130,739	1,579,715
Total short-term borrowings			$50,319,318	$57,903,207

The terms of the various loan agreements related to short-term borrowings contain certain restrictive covenants which, among other things, require the Company to maintain specified ratios of debt to tangible net assets and debt service coverage, and positive net income. The terms also prohibit the Company from entering into transactions that may have a significant adverse impact on the Company’s ability to fulfil its loan obligations, including but not limited to, reorganization of the Company or its subsidiaries, transferring part or all of the Company’s business or assets to third parties, or receiving part or all of business or assets from other third-party companies. The Company was in compliance with such covenants as of the March 31, 2026 and 2025.

^	TIBOR is an acronym for the Tokyo Interbank Offered Rate, which is the daily reference rate derived from the interest rate that banks charge to lend funds to other banks in the Japanese interbank market.

#	HIBOR is an acronym for the Hong Kong Interbank Offered Rate, which is the daily reference rate derived from the interest rate that banks charge to lend funds to other banks in the Hong Kong interbank market.

(1)	On September 27, 2022, the Company entered into a one-year syndicated loan agreement, which was effective from September 30, 2022, with a consortium of banks, with an aggregate credit line of ¥8.15 billion (approximately $61.3 million), and the interest rate was adjusted to TIBOR (3M)+0.70%. As of March 31, 2023, the Company borrowed an aggregated of ¥8.15 billion (approximately $61.3 million) under the agreement, and the net outstanding balance of this loan was approximately ¥8.1 billion (approximately $60.6 million), net off the unamortized loan service cost of ¥85.6 million ($643,438). On September 22, 2023, the Company extended the loan on a three-month basis for an additional six months with a maturity date on March 29, 2024, and the interest rate was adjusted to TIBOR (1M)+1.20%. Subsequently, the Company made multiple loan extensions with the banks and extended the loans with a maturity date of March 31, 2027. The interest rate remained at TIBOR (1M)+1.20%. As of March 31, 2026, the total outstanding balance of this loan was approximately ¥6.73 billion (approximately $42.3 million). The syndicated loan is guaranteed by Mr. Kanayama, the representative director, director, and controlling shareholder of the Company.

(2)	The loan is guaranteed by Mr. Kanayama. The Company made multiple loan extensions with the bank and extended the loan with a new maturity date of March 31, 2027.

(3)	The Company made a loan extension with the borrower and extended the loan with a new maturity date of August 4, 2026.

(4)	On September 25, 2024 and April 14, 2025, the Company entered into two bank facilities with credit lines of HK$10.0 million (approximately $1.3 million) and HK$18.0 million (approximately $2.3 million), respectively. Subsequently, on January 19, 2026, the credit line of the facility dated September 25, 2024 was increased to HK$15.0 million (approximately $1.9 million). The aggregate credit line amounted to HK$33.0 million (approximately $4.2 million) as of March 31, 2026. The interest rate was HIBOR+2%, and each maximum financing period for each drawing shall not exceed 90 days. As of March 31, 2026, the Company borrowed an aggregate of HK$32.4 million (approximately $4.1 million) under the facilities. As of the date of this report, the Company has repaid approximately $4.1 million and borrowed additional $3.4 million under the facilities. The bank facilities are guaranteed by Mr. Kanayama and the legal representative of TLS.

Long-term borrowings consisted of the following:

	Maturity	Interest Rate	March 31, 2026	March 31, 2025

Japan Finance Corporation (1)	April 2027	3.20%	$1,057,431	$1,255,660
BOT Lease Co., Ltd. (2)	March 2028	TIBOR (3M) + 6.0%	1,257,200	1,331,000
MUFG Bank (3)	August 2026	TIBOR (3M) + 0.8%	-	4,192,650
The Hong Kong and Shanghai Banking Corporation Limited (4)	July 2026 - February 2033	2.75% - 6.15%	1,209,921	345,303
DFL-Shutoken Leasing (Hong Kong) Company Limited	June 2024 - October 2025	2.990%	-	83,690
Kyrin Starway Limited (5)	No Maturity Date	4.68%	7,231,748	-
Xinrongji Catering Service (HK) Co., Ltd.	February 2031	1.20%	2,551,020	-
Total long-term borrowings			$13,307,320	$7,208,303

Current portion of long-term borrowings			$1,790,579	$706,531

Non-current portion of long-term borrowings			$11,516,741	$6,501,772

(1)	The Company made multiple loan extensions with the bank with a new maturity date of April 30, 2026. On April 14, 2026, the Company further extended the loan with a revised maturity date of April 30, 2027.

(2)	The loan bears an interest rate of TIBOR (3M)+6.0% (in the case EBITDA exceeds ¥0) or TIBOR (3M)+0.7% (in the case EBITDA is ¥0 or less).

(3)	In connection with the Company’s bank borrowings from MUFG Bank, the Company pledged a piece of land of 16,165 square feet with a carrying value of ¥340.1 million (approximately $2.3 million) as of March 31, 2025 as collateral to safeguard the loan. The loan was fully repaid during the fiscal year ended March 31, 2026.

(4)	Guaranteed by Mr. Kanayama. One of the loans was repaid in full upon maturity.

(5)	On June 27, 2025, the Company entered into a revolving loan facility agreement with the borrower, pursuant to which the Company obtained a revolving loan facility in the amount of approximately $12.8 million (HK$100.0 million) for a period of five years since the date of the agreement, at the interest rate of 4.68%. As of March 31, 2026, the Company borrowed an aggregate of HK$56.7 million (approximately $7.2 million) under the facilities. As of the date of this report, the Company has borrowed additional HK$18.1 million (approximately $2.3 million) under the facility.

The future maturities of long-term borrowings as of March 31, 2026 were as follows:

12 months ending March 31
2027	$1,790,579
2028	1,512,365
2029	42,681
2030	43,870
2031	9,827,860
Thereafter	89,965
Total long-term borrowings	$13,307,320

For the above-mentioned short-term and long-term loans, the Company recorded interest expenses of $1,836,135, $1,566,950, and $1,588,395 for the fiscal years ended March 31, 2026, 2025, and 2024, respectively. The annual weighted average interest rates were 2.32%, 1.69%, and 1.19% for the fiscal years ended March 31, 2026, 2025, and 2024, respectively.